UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------

      This Amendment (Check only one):    | | is a restatement
                                          | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:          Chesapeake Partners Management Co., Inc.
Address:       2800 Quarry Lake Drive
               Suite 300
               Baltimore, Maryland 21209


Form 13F File Number: 28-04120
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark D. Lerner
Title:   Vice President
Phone:   410-602-0195

Signature, Place and Date of Signing:


      /s/ Mark D. Lerner           Baltimore, Maryland      November 16, 2009
----------------------------       -------------------     ------------------
           [Signature]                [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                     -------------------------
Form 13F Information Table Entry Total:                        96
                                                     -------------------------
Form 13F Information Table Value Total:                     $1,607,139
                                                     -------------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      None

                                              CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                              FORM 13F
                                                 QUARTER ENDED SEPTEMBER 30, 2009

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                                                           VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS TITLE     CUSIP      (X$1,000)    PRN AMT   PRN  CALL  DISCRETION  MGRS     SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED COMPUTER SERVICES       CL A       008190100   45,111       832,774   SH        SOLE                 832,774
AFFILIATED COMPUTER SERVICES       CL A       008190100    5,417       100,000   SH  CALL  SOLE                 100,000
ALLIANCE DATA SYSTEMS CORP          COM       018581108   11,336       185,599   SH        SOLE                 185,599
ALTISOURCE PORTFOLIO SOLNS S      REG SHS     L0175J104    4,943       342,282   SH        SOLE                 342,282
ALTRIA GROUP INC                    COM       02209S103    7,124       400,000   SH        SOLE                 400,000
AMERICAN AXLE & MFG HLDGS IN        COM       024061103    5,664       800,000   SH        SOLE                 800,000
AMERICAN EXPRESS CO                 COM       025816109   18,694       551,450   SH        SOLE                 551,450
APPLE INC                           COM       037833100    5,561        30,000   SH        SOLE                  30,000
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH  03938L104   24,122       649,498   SH        SOLE                 649,498
ARCELORMITTAL SA LUXEMBOURG   NOTE 5.000% 5/1 03938LAK0   19,752    13,500,000  PRN        SOLE                                NONE
BANK OF AMERICA CORPORATION         COM       060505104   39,342     2,325,170   SH        SOLE               2,325,170
BARRICK GOLD CORP                   COM       067901108    5,685       150,000   SH        SOLE                 150,000
BERKSHIRE HATHAWAY INC DEL         CL B       084670207   17,080         5,140   SH        SOLE                   5,140
BJ SVCS CO                          COM       055482103   20,693     1,065,000   SH        SOLE               1,065,000
BRINKS HOME SEC HLDGS INC           COM       109699108    9,673       314,153   SH        SOLE                 314,153
CADBURY PLC                      SPONS ADR    12721E102   36,429       711,371   SH        SOLE                 711,371
CAPITAL ONE FINL CORP               COM       14040H105   12,593       352,460   SH        SOLE                 352,460
CBL & ASSOC PPTYS INC               COM       124830100      485        50,000   SH        SOLE                  50,000
CF INDS HLDGS INC                   COM       125269100   13,215       153,249   SH        SOLE                 153,249
CHESAPEAKE ENERGY CORP              COM       165167107   16,157       568,900   SH        SOLE                 568,900
CISCO SYS INC                       COM       17275R102   12,363       525,200   SH        SOLE                 525,200
CISCO SYS INC                       COM       17275R102   18,832       800,000   SH  CALL  SOLE                 800,000
CITIGROUP INC                       COM       172967101   49,482    10,223,536   SH        SOLE              10,223,536
CITIGROUP INC                       COM       172967101    4,840     1,000,000   SH  CALL  SOLE               1,000,000
CLEAR CHANNEL OUTDOOR HLDGS        CL A       18451C109    1,717       245,239   SH        SOLE                 245,239
CLEARWIRE CORP NEW                 CL A       18538Q105   18,222     2,241,314   SH        SOLE               2,241,314
CVS CAREMARK CORPORATION            COM       126650100   20,014       560,000   SH        SOLE                 560,000
D R HORTON INC                NOTE 2.000% 5/1 23331ABB4    5,724     5,000,000  PRN        SOLE                                NONE
DIGITALGLOBE INC                  COM NEW     25389M877    4,628       206,900   SH        SOLE                 206,900
DISNEY WALT CO                  COM DISNEY    254687106    4,119       150,000   SH        SOLE                 150,000
ELIXIR GAMING TECHNOLOGIES I        COM       28661G105      269       961,639   SH        SOLE                 961,639
EMMIS COMMUNICATIONS CORP          CL A       291525103      706       841,042   SH        SOLE                 841,042
EMULEX CORP                       COM NEW     292475209    5,145       500,000   SH  CALL  SOLE                 500,000
ENCORE ACQUISITION CO               COM       29255W100    4,675       125,000   SH        SOLE                 125,000
FACET BIOTECH CORP                  SHS       30303Q103   14,927       863,309   SH        SOLE                 863,309
FIDELITY NATIONAL FINANCIAL        CL A       31620R105   14,120       936,369   SH        SOLE                 936,369
GENTEK INC                        COM NEW     37245X203   38,338     1,007,839   SH        SOLE               1,007,839
GOLDMAN SACHS GROUP INC             COM       38141G104    5,531        30,000   SH        SOLE                  30,000
GOOGLE INC                         CL A       38259P508   14,847        29,942   SH        SOLE                  29,942
HOLOGIC INC                   FRNT 2.000%12/1 436440AA9   12,533    15,000,000  PRN        SOLE                                NONE
INTERPUBLIC GROUP COS INC           COM       460690100      376        50,000   SH        SOLE                  50,000
INTERPUBLIC GROUP COS INC           COM       460690100    5,640       750,000   SH  CALL  SOLE                 750,000
ISHARES TR INDEX              DJ US REAL EST  464287739   85,340     2,000,000   SH  PUT   SOLE               2,000,000
J CREW GROUP INC                    COM       46612H402    4,478       125,000   SH        SOLE                 125,000
JPMORGAN CHASE & CO                 COM       46625H100   49,361     1,126,449   SH        SOLE               1,126,449
KRAFT FOODS INC                    CL A       50075N104    7,356       280,000   SH        SOLE                 280,000
KRAFT FOODS INC                    CL A       50075N104   26,270     1,000,000   SH  CALL  SOLE               1,000,000
L-1 IDENTITY SOLUTIONS INC          COM       50212A106    4,620       660,906   SH        SOLE                 660,906
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1 50212AAB2    5,384     6,000,000  PRN        SOLE                                NONE
LIBERTY MEDIA CORP NEW         ENT COM SER A  53071M500   54,010     1,736,100   SH        SOLE               1,736,100
LIGAND PHARMACEUTICALS INC         CL B       53220K207    5,740     2,484,881   SH        SOLE               2,484,881
MARVEL ENTERTAINMENT INC            COM       57383T103    7,443       150,000   SH        SOLE                 150,000
MDS INC                             COM       55269P302    4,068       496,695   SH        SOLE                 496,695
MGM MIRAGE                          COM       552953101    1,505       125,000   SH        SOLE                 125,000
MGM MIRAGE                          COM       552953101    6,020       500,000   SH  CALL  SOLE                 500,000
MORGAN STANLEY                    COM NEW     617446448    3,770       122,100   SH        SOLE                 122,100
NALCO HOLDING COMPANY               COM       62985Q101    4,434       216,400   SH        SOLE                 216,400
NATCO GROUP INC                    CL A       63227W203   10,884       245,807   SH        SOLE                 245,807
NRG ENERGY INC                    COM NEW     629377508      995        35,288   SH        SOLE                  35,288
OCH ZIFF CAP MGMT GROUP            CL A       67551U105   14,694     1,207,400   SH        SOLE               1,207,400
OCWEN FINL CORP                   COM NEW     675746309   30,348     2,680,904   SH        SOLE               2,680,904
ORIENT-EXPRESS HOTELS LTD          CL A       G67743107    5,618       488,105   SH        SOLE                 488,105
PEPSI BOTTLING GROUP INC            COM       713409100    5,564       152,700   SH        SOLE                 152,700
PEROT SYS CORP                     CL A       714265105   15,664       527,400   SH        SOLE                 527,400
PULTE HOMES INC                     COM       745867101    2,356       214,374   SH        SOLE                 214,374
QUANTUM CORP                     COM DSSG     747906204      525       416,518   SH        SOLE                 416,518
RSC HOLDINGS INC                    COM       74972L102    2,050       282,000   SH        SOLE                 282,000
SAKS INC                            COM       79377W108   18,291     2,681,982   SH        SOLE               2,681,982
SCHERING PLOUGH CORP                COM       806605101   31,781     1,125,000   SH        SOLE               1,125,000
SELECT SECTOR SPDR TR          SBI INT-FINL   81369Y605   36,603     2,450,000   SH        SOLE               2,450,000
SIMON PPTY GROUP INC NEW            COM       828806109    1,394        20,072   SH        SOLE                  20,072
SL GREEN RLTY CORP                  COM       78440X101    8,384       191,200   SH        SOLE                 191,200
SOTHEBYS                            COM       835898107    1,725       100,100   SH        SOLE                 100,100
SOURCEFIRE INC                      COM       83616T108   19,440       905,456   SH        SOLE                 905,456
SPDR SERIES TRUST              S&P HOMEBUILD  78464A888   14,279       950,000   SH        SOLE                 950,000
SPDR TR                         UNIT SER 1    78462F103  105,590     1,000,000   SH  PUT   SOLE               1,000,000
SUNPOWER CORP                 DBCV 1.250% 2/1 867652AA7    2,674     3,000,000  PRN        SOLE                                NONE
TENNECO INC                         COM       880349105   15,329     1,175,569   SH        SOLE               1,175,569
TERRA INDS INC                      COM       880915103    5,201       150,000   SH        SOLE                 150,000
TEXAS INDS INC                      COM       882491103    2,619        62,374   SH        SOLE                  62,374
THERAVANCE INC                      COM       88338T104   61,194     4,179,934   SH        SOLE               4,179,934
THERMO FISHER SCIENTIFIC INC        COM       883556102   36,556       837,100   SH        SOLE                 837,100
U S G CORP                        COM NEW     903293405   15,223       886,103   SH        SOLE                 886,103
UNITEDHEALTH GROUP INC              COM       91324P102   18,457       737,103   SH        SOLE                 737,103
VIACOM INC NEW                     CL B       92553P201   22,090       787,787   SH        SOLE                 787,787
VIRGIN MEDIA INC                    COM       92769L101   34,023     2,444,162   SH        SOLE               2,444,162
WELLPOINT INC                       COM       94973V107   37,822       798,600   SH        SOLE                 798,600
WELLPOINT INC                       COM       94973V107    5,920       125,000   SH  CALL  SOLE                 125,000
WENDYS ARBYS GROUP INC              COM       950587105    8,208     1,735,243   SH        SOLE               1,735,243
WESCO INTL INC                      COM       95082P105    2,395        83,160   SH        SOLE                  83,160
WHITING PETE CORP NEW               COM       966387102   24,216       420,560   SH        SOLE                 420,560
WHITING PETE CORP NEW          PERP PFD CONV  966387201   22,535       150,000   SH        SOLE                 150,000
WYETH                               COM       983024100   91,225     1,877,822   SH        SOLE               1,877,822
WYNDHAM WORLDWIDE CORP              COM       98310W108   19,072     1,168,635   SH        SOLE               1,168,635
WYNDHAM WORLDWIDE CORP        NOTE 3.500% 5/0 98310WAC2    7,176     5,000,000  PRN        SOLE                                NONE
XEROX CORP                          COM       984121103    3,096       400,000   SH  CALL  SOLE                 400,000

